Companies and businesses acquired and divested	12 Months Ended
Dec. 31, 2022
Companies and Businesses Acquired and Divested [Abstract]
Companies and businesses acquired and divested
48 Companies and businesses acquired and divested
Companies and businesses acquired
2022
On February 28, 2022, Transamerica acquired 100% equity interest in TAG Resources, LLC (TAG). TAG aggregates small to mid-market
employer retirement plans (pooled-plan space) and provides administration and fiduciary oversight services as a third-party administrator for such plans, including providing plan design, consulting, and compliance to plan sponsors. The total consideration transferred amounted to EUR 33 million. Based on the purchase price allocation, the fair value of net assets amounted to EUR 17 million, resulting in goodwill of EUR 16 million. The acquisition does not have a material impact on Aegon’s capital position or results.
2021
There were no significant acquisitions in 2021.
2020
On July 30, 2020, Aegon announced the completion of the expansion of its partnership with Santander in Spain. This follows the agreement signed on July 3, 2018 between Aegon and Banco Santander to expand their life and non-life
insurance partnership, following Banco Santander’s acquisition of Banco Popular. Aegon’s insurance joint ventures with Banco Santander in Spain completed the acquisition of the in force term life policies previously sold through Banco Popular branches as well as the right to write new term life and selected lines of non-life
policies through the former Banco Popular branches now owned by Banco Santander. The transaction was closed following satisfaction of all closing conditions, including the termination of existing alliances of Banco Popular. For its 51% stake in the expansion of the joint venture with Banco Santander, Aegon paid an upfront amount of EUR 187 million – lower than the EUR 215 million communicated in July 2018 mainly due to the results of the in-force
portfolio which accrued to Santander till closing. Furthermore, the previously agreed contingent payment of up to EUR 75 million is due in 2024, subject to the performance of the partnership.
Companies and businesses divested
2022
On October 27, 2022, Aegon announced it has reached an agreement with a.s.r. to combine its Dutch pension, life and non-life
insurance, banking, and mortgage origination activities with a.s.r. Aegon will receive EUR 2.2 billion in gross cash proceeds, and a 29.99% strategic stake in a.s.r., with associated governance rights. On January 17, 2023, Aegon N.V.’s Extraordinary Meeting of Shareholders (EGM) has approved the decision. Furthermore, the works council of Aegon has rendered a positive advice in relation to the proposed transaction. The transaction is subject to customary conditions, including regulatory and antitrust approvals, and is expected to close in the second half of 2023. As at December 31, 2022, the assets and liabilities of Aegon the Netherlands are classified as held for sale and discontinued operations, please refer to note 51 Discontinued operations for more information.
On October 14, 2022, Aegon completed the divestment of its 50% stake in the Spanish insurance joint venture with Liberbank to Unicaja Banco. As announced on May 23, 2022, the sale follows the change of control in Liberbank after its merger with Unicaja Banco in 2021. The net proceeds of the transaction amount to EUR 176 million. Aegon Spain intends to upstream the net proceeds to the Group. The book gain on the transaction is EUR 87 million and is recorded in Aegon’s 2022 results.
On March 23, 2022, and on April 21, 2022, Aegon completed the divestment of its Hungarian and Turkish businesses to Vienna Insurance Group AG Wiener Versicherung Gruppe (VIG). At December 31, 2021, the total assets of the Hungarian and Turkish businesses were EUR 1.4 billion, mainly including investments, and the total liabilities were EUR 1.2 billion, mainly including insurance contracts. The gross proceeds of the transactions amount to EUR 700 million, of which EUR 96 million is cash on hand at the Hungarian and Turkish businesses and dividends. As a result of the transactions, the Group Solvency
II ratio improved by approximately 7 percentage points. The book gain amounted to EUR 288 million, which includes a loss of EUR 177 million related to the recycling of the foreign currency translation reserve and revaluation reserve though the income statement. As a result of this transaction, IFRS equity has increased by EUR 465 million. The completion of this sale is part of the full closing of the sale of Aegon’s insurance, pension, and asset management businesses in Central and Eastern Europe to VIG for EUR 830 million, as announced in November 2020. The sale of Aegon Poland and Aegon Romania is subject to regulatory approval and expected to close in the first half of 2023.
2021
On February 28, 2021, Aegon successfully completed the divestment of Stonebridge, a
UK-based
provider of accident insurance products to Global Premium Holdings group, part of Embignell group. Under the terms of the agreement, Aegon sold Stonebridge for a consideration of approximately GBP 60 million (EUR 65 million), consisting of the purchase price and dividends related to the transaction. This excludes a contingent consideration of up to GBP 10 million. The transaction had no material impact on Aegon’s capital position and results.
2020
On January 29, 2020, Aegon completed the sale of its 50% stake in the variable annuity joint ventures in Japan. The sale was announced on May 17, 2019. The total cash proceeds are EUR 153 million (JPY 18.75 billion). The divestment had no material impact on Aegon’s capital position and led to an IFRS gain of EUR 53 million. This divestment had no material impact on operating result going forward.